LVIP American Century Inflation Protection Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–15.00%
Federal Home Loan Mortgage Corp.
2.50% 11/1/50	1,199,272	$1,010,421
3.50% 8/1/52	2,692,657	2,432,067
4.00% 11/1/52	3,238,823	3,038,398
4.50% 10/1/52	2,389,046	2,289,182
4.50% 4/1/53	2,655,810	2,545,178
5.50% 10/1/54	4,038,196	4,039,557
6.00% 11/1/53	4,897,015	4,981,256
Federal National Mortgage Association
2.50% 1/1/52	10,619,361	8,931,338
4.00% 9/1/52	13,309,436	12,419,665
5.50% 1/1/53	5,153,402	5,161,906
Government National Mortgage Association
2.00% 10/20/50	3,133,796	2,564,205
3.00% 9/20/51	4,542,883	4,025,927
4.00% 10/20/52	5,374,364	5,048,442
5.00% 8/20/53	7,983,034	7,860,986
5.50% 11/20/52	2,460,707	2,475,408
5.50% 12/20/52	2,103,747	2,112,842
6.00% 11/20/54	5,023,009	5,102,690
Total Agency Mortgage-Backed Securities (Cost $77,030,829)		76,039,468
AGENCY OBLIGATIONS–4.04%
Federal Home Loan Mortgage Corp. 6.25% 7/15/32	2,475,000	2,794,177
Federal National Mortgage Association 6.63% 11/15/30	13,825,000	15,583,638
Tennessee Valley Authority 4.70% 7/15/33	2,058,000	2,091,031
Total Agency Obligations (Cost $21,246,199)		20,468,846
ΔCORPORATE BONDS–8.24%
Ireland–0.19%
μAerCap Global Aviation Trust 6.50% 6/15/45	968,000	967,614
		967,614
United Kingdom–0.28%
Nationwide Building Society 5.13% 7/29/29	1,385,000	1,402,112
		1,402,112
United States–7.77%
AbbVie, Inc. 2.95% 11/21/26	1,200,000	1,174,646
Accenture Capital, Inc. 4.05% 10/4/29	458,000	451,533
μAmerican Express Co. 3.55% 9/15/26	1,060,000	1,023,677
Amgen, Inc. 5.25% 3/2/33	1,145,000	1,161,536
Athene Global Funding
4.86% 8/27/26	1,330,000	1,334,129
5.35% 7/9/27	1,025,000	1,038,914
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Atlas Warehouse Lending Co. LP 6.25% 1/15/30	1,015,000	$1,020,435
μBank of America Corp.
5.47% 1/23/35	510,000	517,426
5.82% 9/15/29	355,000	367,895
Caterpillar Financial Services Corp. 3.65% 8/12/25	3,160,000	3,149,979
μCharles Schwab Corp.
4.00% 6/1/26	1,022,000	996,180
5.00% 6/1/27	1,040,000	1,028,339
5.38% 6/1/25	810,000	807,127
Citibank NA
μ4.88% 11/19/27	1,350,000	1,356,430
4.93% 8/6/26	897,000	902,895
μCitigroup, Inc.
5.83% 2/13/35	670,000	667,119
6.27% 11/17/33	120,000	127,354
Duke Energy Corp. 5.45% 6/15/34	770,000	780,456
GA Global Funding Trust 4.40% 9/23/27	1,360,000	1,351,993
Hewlett Packard Enterprise Co. 4.40% 9/25/27	797,000	794,579
Highwoods Realty LP 3.88% 3/1/27	1,375,000	1,348,296
Intel Corp. 2.45% 11/15/29	1,050,000	941,535
μJPMorgan Chase & Co.
4.51% 10/22/28	552,000	551,443
5.00% 7/22/30	1,375,000	1,387,445
5.30% 7/24/29	740,000	755,095
6.09% 10/23/29	1,524,000	1,595,636
μM&T Bank Corp. 5.13% 11/1/26	56,000	55,422
Oncor Electric Delivery Co. LLC 4.30% 5/15/28	2,205,000	2,198,158
Roche Holdings, Inc. 2.31% 3/10/27	1,930,000	1,865,480
Synopsys, Inc.
4.65% 4/1/28	760,000	764,346
4.85% 4/1/30	755,000	759,967
Toyota Motor Credit Corp. 4.35% 10/8/27	1,640,000	1,640,588
μTruist Financial Corp. 6.12% 10/28/33	2,034,000	2,139,130
μU.S. Bank NA 4.51% 10/22/27	1,340,000	1,338,383
μWells Fargo & Co.
3.90% 3/15/26	1,560,000	1,528,917
5.39% 4/24/34	175,000	176,208
6.30% 10/23/29	275,000	289,174
		39,387,865
Total Corporate Bonds (Cost $41,673,284)		41,757,591
LVIP American Century Inflation Protection Fund–1

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS–0.55%
Golden State Tobacco Securitization Corp. Series B 2.75% 6/1/34	1,120,000	$969,370
Tennessee Valley Authority 5.25% 2/1/55	300,000	297,675
University of California Series BG 1.32% 5/15/27	1,605,000	1,513,487
Total Municipal Bonds (Cost $2,935,216)		2,780,532
NON-AGENCY ASSET-BACKED SECURITIES–2.59%
•Bean Creek CLO Ltd. Series 2015-1A AR 5.57% (TSFR03M + 1.28%) 4/20/31	192,606	192,623
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A A 2.44% 7/15/46	952,849	878,721
Dryden 43 Senior Loan Fund Series 2016-43A B2R2 3.09% 4/20/34	3,000,000	2,739,171
FirstKey Homes Trust Series 2020-SFR2 D 1.97% 10/19/37	1,500,000	1,470,578
Goodgreen Trust
Series 2020-1A A 2.63% 4/15/55	784,357	653,606
Series 2021-1A A 2.66% 10/15/56	305,686	254,789
Hilton Grand Vacations Trust Series 2019-AA B 2.54% 7/25/33	453,940	444,869
•KKR CLO 22 Ltd. Series 22A A 5.70% (TSFR03M + 1.41%) 7/20/31	1,234,089	1,234,664
•Magnetite XLI Ltd. Series 2024-41A B 5.91% (TSFR03M + 1.60%) 1/25/38	1,450,000	1,447,400
•Palmer Square CLO Ltd. Series 2024-4A A2 5.83% (TSFR03M + 1.50%) 1/15/38	775,000	775,412
Sierra Timeshare Receivables Funding LLC Series 2021-1A B 1.34% 11/20/37	750,697	732,696
Subway Funding LLC Series 2024-1A A2II 6.27% 7/30/54	720,195	730,724
Switch ABS Issuer LLC Series 2024-2A A2 5.44% 6/25/54	825,000	820,493
•Towd Point Mortgage Trust Series 2024-CES3 A1 6.29% 5/25/64	744,749	751,419
Total Non-Agency Asset-Backed Securities (Cost $13,660,787)		13,127,165
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–6.95%
ABN AMRO Mortgage Corp. Series 2003-4 A4 5.50% 3/25/33	9,758	$9,560
•Agate Bay Mortgage Trust Series 2015-7 A3 3.50% 10/25/45	422,021	379,848
•Angel Oak Mortgage Trust
Series 2019-5 A3 2.92% 10/25/49	132,109	129,533
Series 2019-6 A3 2.93% 11/25/59	155,220	152,282
•Arroyo Mortgage Trust
Series 2021-1R A2 1.48% 10/25/48	340,518	298,232
Series 2021-1R A3 1.64% 10/25/48	277,791	243,073
Bank5 Series 2024-5YR7 A3 5.77% 6/15/57	1,983,000	2,042,013
φ•BRAVO Residential Funding Trust Series 2024-NQM4 A1B 4.35% 1/25/60	1,505,856	1,449,905
Cendant Mortgage Corp. Series 2003-6 A3 5.25% 7/25/33	68,361	65,867
•Chase Home Lending Mortgage Trust
Series 2024-10 A4 6.00% 10/25/55	1,569,152	1,581,526
Series 2024-2 A4A 6.00% 2/25/55	590,293	594,471
Series 2024-9 A4 5.50% 9/25/55	1,748,214	1,744,991
Series 2024-9 A6 5.50% 9/25/55	773,588	770,719
•Citigroup Mortgage Loan Trust Series 2024-CMI1 A11 5.50% 6/25/54	2,469,319	2,464,560
•CSMC Trust
Series 2015-WIN1 A10 3.50% 12/25/44	194,865	177,550
Series 2021-NQM2 A3 1.54% 2/25/66	395,636	353,652
Deephaven Residential Mortgage Trust Series 2020-2 A3 2.86% 5/25/65	605,661	600,471
•GCAT Trust Series 2024-INV3 A6 5.50% 9/25/54	959,029	957,283
•JP Morgan Mortgage Trust
Series 2014-5 A1 2.68% 10/25/29	274,319	266,604
Series 2016-1 A7 3.50% 5/25/46	1,070,447	959,120
Series 2024-10 A4 5.50% 3/25/55	1,496,056	1,493,388
Series 2024-10 A6 5.50% 3/25/55	1,166,521	1,162,427
LVIP American Century Inflation Protection Fund–2

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2024-11 A4 6.00% 4/25/55	2,299,953	$2,318,548
Series 2024-11 A6 6.00% 4/25/55	979,962	984,728
Series 2024-5 A6 6.00% 11/25/54	1,158,268	1,161,642
Series 2024-6 A6 6.00% 12/25/54	814,154	816,855
Series 2024-9 A6 5.50% 2/25/55	1,298,846	1,294,065
Series 2024-INV1 A4 6.00% 4/25/55	1,289,948	1,298,317
•Provident Funding Mortgage Trust Series 2024-1 A3 5.50% 12/25/54	2,086,878	2,083,458
•Rate Mortgage Trust Series 2024-J3 A8 5.50% 10/25/54	563,901	562,056
•RCKT Mortgage Trust Series 2024-CES3 A1A 6.59% 5/25/44	536,540	543,535
•Sequoia Mortgage Trust
Series 2017-7 A7 3.50% 10/25/47	726,847	646,547
Series 2024-10 A11 5.50% 11/25/54	1,096,598	1,092,719
Series 2024-10 A5 5.50% 11/25/54	892,328	890,728
Series 2024-6 A11 6.00% 7/27/54	544,543	546,370
Series 2024-9 A5 5.50% 10/25/54	1,399,656	1,397,041
•STAR Trust Series 2021-1 A1 1.22% 5/25/65	808,231	727,515
•Verus Securitization Trust Series 2021-1 A3 1.16% 1/25/66	741,009	659,489
•Vista Point Securitization Trust Series 2020-2 A3 2.50% 4/25/65	301,336	287,883
Total Non-Agency Collateralized Mortgage Obligations (Cost $35,643,183)		35,208,571
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.54%
Aligned Data Centers Issuer LLC Series 2021-1A B 2.48% 8/15/46	1,500,000	1,435,552
Bank5 Trust Series 2024-5YR6 A3 6.23% 5/15/57	1,061,000	1,107,589
BBCMS Mortgage Trust Series 2024-5C27 A3 6.01% 7/15/57	519,000	539,540
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Benchmark Mortgage Trust Series 2024-V8 A3 6.19% 7/15/57	1,831,000	$1,911,146
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON A 4.13% 7/5/31	3,055,000	2,841,998
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $8,112,587)		7,835,825
U.S. TREASURY OBLIGATIONS–53.98%
U.S. Treasury Inflation Indexed Bonds
0.13% 2/15/51	6,404,528	3,680,249
0.13% 2/15/52	5,579,099	3,157,441
0.25% 2/15/50	10,537,621	6,429,177
0.63% 2/15/43	16,592,236	12,755,632
0.75% 2/15/42	9,327,363	7,491,311
0.75% 2/15/45	14,229,207	10,793,082
0.88% 1/15/29	5,157,103	5,076,355
0.88% 2/15/47	6,677,279	5,051,118
1.00% 2/15/46	10,508,893	8,286,091
1.00% 2/15/48	3,477,465	2,671,019
1.00% 2/15/49	504,918	384,007
1.38% 7/15/33	23,153,126	22,583,421
1.38% 2/15/44	14,990,360	13,046,269
1.50% 2/15/53	4,327,263	3,599,338
1.75% 1/15/28	8,119,910	8,253,209
1.88% 7/15/34	29,201,393	29,472,817
2.13% 4/15/29	3,491,188	3,594,447
2.38% 1/15/27	4,069,567	4,173,160
2.50% 1/15/29	7,211,588	7,536,149
3.38% 4/15/32	894,660	999,695
3.63% 4/15/28	4,312,219	4,621,251
U.S. Treasury Inflation Indexed Notes
0.13% 7/15/26	3,643,750	3,626,616
0.13% 4/15/27	6,186,785	6,073,295
0.13% 1/15/30	13,615,983	12,809,469
0.13% 7/15/30	5,078,875	4,757,023
0.13% 1/15/31	7,503,430	6,929,598
0.13% 7/15/31	17,656,500	16,211,558
0.13% 1/15/32	5,579,803	5,049,623
0.38% 7/15/27	11,880,085	11,743,791
0.50% 1/15/28	13,133,418	12,898,925
0.63% 7/15/32	10,166,016	9,489,328
1.13% 1/15/33	9,169,578	8,783,921
1.25% 4/15/28	3,706,010	3,706,909
1.63% 10/15/29	504,685	511,796
1.75% 1/15/34	4,675,366	4,667,277
2.38% 10/15/28	2,592,325	2,700,623
Total U.S. Treasury Obligations (Cost $298,208,687)		273,614,990

LVIP American Century Inflation Protection Fund–3

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–6.80%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	34,459,914	$34,459,914
Total Money Market Fund (Cost $34,459,914)		34,459,914

TOTAL INVESTMENTS–99.69% (Cost $532,970,686)	$505,292,902
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	1,581,852
NET ASSETS APPLICABLE TO 53,179,385 SHARES OUTSTANDING –100.00%	$506,874,754

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
ΔSecurities have been classified by country of origin.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2025.

The following futures contracts and swap contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
20	U.S. Treasury 10 yr Notes	$2,224,375	$2,222,539	6/18/25	$1,836	$—
10	U.S. Treasury 10 yr Ultra Notes	1,141,250	1,137,363	6/18/25	3,887	—
49	U.S. Treasury 5 yr Notes	5,299,656	5,284,439	6/30/25	15,217	—
Total Futures Contracts					$20,940	$—
Swap Contracts
Inflation Swap Contracts
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	9,000,000	2.24%	1/12/26	$1,193,207	$1,193,207	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,000,000	1.88%	11/21/29	166,800	166,800	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,000,000	1.08%	6/4/25	739,442	739,442	—
LVIP American Century Inflation Protection Fund–4

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	6,100,000	1.80%	10/21/29	$1,063,653	$1,063,653	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	18,300,000	2.37%	2/2/29	333,254	333,254	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,900,000	2.49%	2/2/34	41,213	41,213	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,400,000	2.66%	8/2/30	8,167	8,167	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,800,000	2.65%	8/2/33	(39,103)	—	(39,103)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	8,000,000	1.63%	6/25/30	1,635,533	1,635,533	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	11,500,000	2.31%	3/28/28	1,384,621	1,384,621	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	1.87%	11/25/29	838,497	838,497	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,200,000	2.62%	3/2/33	15,074	15,074	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.15%	11/20/27	717,179	717,179	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,500,000	2.44%	2/2/30	225,186	225,186	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,000,000	2.50%	9/3/31	818,517	818,517	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.47%	5/3/28	91,249	91,249	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,500,000	2.50%	5/3/33	37,305	37,305	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,000,000	2.50%	8/9/26	171,247	171,247	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,000,000	1.29%	5/19/30	672,475	672,475	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	11,700,000	2.39%	8/2/29	142,577	142,577	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,400,000	2.52%	11/4/29	11,106	11,106	—
LVIP American Century Inflation Protection Fund–5

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,400,000	2.52%	11/4/29	$11,106	$11,106	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,800,000	2.56%	2/4/30	29,653	29,653	—
					10,347,061	(39,103)

	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	2,500,000	2.28%	11/16/26	$322,170	$322,170	$—
BCLY–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	15,100,000	2.90%	12/21/27	(1,686,869)	—	(1,686,869)
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	2,500,000	2.25%	11/15/26	332,499	332,499	—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	1,750,000	2.22%	4/13/27	228,425	228,425	—
BCLY–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	3,600,000	2.78%	7/2/44	(230,259)	—	(230,259)
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	3,000,000	1.79%	8/27/25	482,958	482,958	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	1,500,000	1.87%	5/23/26	267,992	267,992	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	13,000,000	1.92%	5/31/26	2,240,625	2,240,625	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	12,500,000	1.77%	6/16/26	2,356,850	2,356,850	—
LVIP American Century Inflation Protection Fund–6

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	7,000,000	2.24%	4/11/27	$896,705	$896,705	$—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	4,000,000	2.24%	4/28/27	515,188	515,188	—
					7,643,412	(1,917,128)
Total Inflation Swap Contracts				$16,034,242	$17,990,473	$(1,956,231)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2025.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
BCLY–Barclays Bank
BOA–Bank of America
CLO–Collateralized Loan Obligation
GSI–Goldman Sachs International
TSFR03M–3 Month Term Secured Overnight Financing Rate
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
USD–United States Dollar
yr–Year
LVIP American Century Inflation Protection Fund–7